Schedule of revenue (Details) - USD ($)	4 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
At a point in time
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
At a point in time		$ 2,403,552	$ 3,594,828
Alps Global Holding Berhad [Member] | Cellular Therapy [Member]
IfrsStatementLineItems [Line Items]
At a point in time		407,443	245,875
Alps Global Holding Berhad [Member] | Medical Testing Laboratory And Aesthetics Beauty Services [Member]
IfrsStatementLineItems [Line Items]
At a point in time		1,755,910	3,009,485
Alps Global Holding Berhad [Member] | Consultation Fee [Member]
IfrsStatementLineItems [Line Items]
At a point in time		232,173	330,104
Alps Global Holding Berhad [Member] | Sale of Medicine and Health care Product [Member]
IfrsStatementLineItems [Line Items]
At a point in time		8,026	9,364
Alps Global Holding Berhad [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time		$ 2,403,552	$ 3,594,828